Related-Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of analysis of activity of related-party loans
Balance at beginning of year	$ 3,651
New loans and advances	4,108
Repayments, including loans sold	1,541
Balance at end of year	$ 6,218